Segment information - Segment capital spending (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Capital spending	$ 130,506	$ 116,860	$ 130,713
Operating segments | Florida business segment
Disclosure of operating segments [line items]
Capital spending	70,445	74,458	85,725
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
Capital spending	58,819	41,970	40,683
Operating segments | STET segment
Disclosure of operating segments [line items]
Capital spending	59	83	72
Unallocated corporate
Disclosure of operating segments [line items]
Capital spending	$ 1,183	$ 349	$ 4,233